Allspring Funds Management, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203

June 5, 2023

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Allspring Funds Trust (the “Trust”)
Post-Effective Amendment No. 790 to Registration Statement
No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Trust hereby certifies that (i) for each fund listed in Exhibit A, the form of prospectus and Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus and Statement of Additional Information contained in the Trust’s recent post-effective amendment (Post-Effective Amendment No. 790 to Registration Statement No. 333-74295/811-09253) (the “Amendment”); and (ii) the text of the Amendment was filed electronically via EDGAR on May 26, 2023.

If you have any questions or would like further information, please call Maureen Towle at (617) 895-9401.

Sincerely,

/s/ Maureen Towle

Maureen Towle
Senior Counsel

EXHIBIT A

Allspring Funds Trust

Allspring Government Money Market Fund
Allspring Heritage Money Market Fund
Allspring Money Market Fund
Allspring Municipal Cash Management Money Market Fund
Allspring National Tax-Free Money Market Fund
Allspring Treasury Plus Money Market Fund
Allspring 100% Treasury Money Market Fund